Interest and UF Indexation Revenue and Expenses (Details) - Schedule of Interest Revenue - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost
Rights by resale agreements and securities lending	$ 5,984	$ 4,142	$ 1,756
Debt financial instruments	48,997	82,099	18,027
Loans and advances to Banks	169,594	154,727	19,349
Commercial loans	1,811,305	1,907,081	1,028,638
Residential mortgage loans	917,259	1,663,534	918,452
Consumer Loans	795,349	622,558	446,608
Other financial instruments	64,980	5,680	1,790
Financial assets at fair value through other comprehensive income
Debt financial instruments	355,478	257,918	63,412
Other financial instruments	1,023	16,930	1,365
Income of accounting hedges of interest rate risk	(125,304)	(247,788)	(110,927)
Total	4,044,665	4,466,881	2,388,470
Interest [Member]
Financial assets at amortized cost
Rights by resale agreements and securities lending	5,984	4,142	1,756
Debt financial instruments	21,605	13,992	2,784
Loans and advances to Banks	169,594	154,727	19,349
Commercial loans	1,490,550	1,054,785	630,918
Residential mortgage loans	371,043	323,452	283,941
Consumer Loans	793,499	615,572	442,352
Other financial instruments	62,137	442
Financial assets at fair value through other comprehensive income
Debt financial instruments	327,081	187,073	38,943
Other financial instruments	1,023	16,930	1,365
Income of accounting hedges of interest rate risk	(30,633)	(26,731)	(28,175)
Total	3,211,883	2,344,384	1,393,233
UF indexation [Member]
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	27,392	68,107	15,243
Loans and advances to Banks
Commercial loans	320,755	852,296	397,720
Residential mortgage loans	546,216	1,340,082	634,511
Consumer Loans	1,850	6,986	4,256
Other financial instruments	2,843	5,238	1,790
Financial assets at fair value through other comprehensive income
Debt financial instruments	28,397	70,845	24,469
Other financial instruments
Income of accounting hedges of interest rate risk	(94,671)	(221,057)	(82,752)
Total	$ 832,782	$ 2,122,497	$ 995,237